Consolidated Statements of Cash Flows - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Cash provided by (used in) Operating activities
Net earnings	$ 109,590	$ 156,130	$ 109,590
Items not affecting cash:
Depreciation and amortization	98,382	98,965	98,382
Deferred income tax	(18,054)	(2,616)
Contingent acquisition consideration fair value adjustments	0	10,236
Gain on disposal of business	0	(12,518)	0
Gain on sale of building asset	0	(7,291)
Other	12,307	15,755
Changes in non-cash working capital:
Accounts receivable	8,908	(86,943)
Inventories	(44,235)	(15,505)
Prepaid expenses and other current assets	(1,618)	(8,591)
Accounts payable	13,710	(10,363)
Accrued liabilities	72,270	12,329
Income tax payable	4,642	(4,783)
Unearned revenues	13,055	18,075
Other liabilities	22,808	17,662
Contingent acquisition consideration paid	0	(13,273)
Net cash provided by operating activities	291,765	167,269
Investing activities
Acquisitions of businesses, net of cash acquired (note 5)	(98,559)	(163,221)
Disposal of businesses, net of cash disposed (note 7)	0	15,780
Purchases of fixed assets	(39,415)	(58,204)
Other investing activities	(4,288)	(675)
Net cash used in investing activities	(142,262)	(206,320)
Financing activities
Increase in long-term debt	25,281	130,480
Repayment of long-term debt	(204,568)	(68,422)
Proceeds received on common share issuance (note 14)	150,008	0
Purchases of non-controlling interests	(20,231)	(7,860)
Sale of interests in subsidiaries to non-controlling interests	0	1,350
Contingent acquisition consideration paid	(4,664)	(12,252)
Proceeds received on exercise of stock options	11,510	21,583
Dividends paid to common shareholders	(27,448)	(31,207)
Distributions paid to non-controlling interests	(5,084)	(9,241)	(5,084)
Net cash provided by (used in) financing activities	(75,196)	24,431
Effect of exchange rate changes on cash	340	(47)
Increase (decrease) in cash, cash equivalents and restricted cash	74,647	(14,667)
Cash, cash equivalents and restricted cash, beginning of year	134,291	208,938
Cash, cash equivalents and restricted cash, end of year	$ 208,938	$ 194,271	$ 208,938